Supplemental Cash Flow Information (Other Non-cash Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash Flow Statement [Abstract]
Unrealized loss on non-hedging derivatives	$ 0.4	$ 0.3
Payment for reclamation activities	(0.9)	0.0
Reduction of obligation to renounce flow-through exploration expenditures	(0.6)	(2.3)
Loss on disposal of assets	6.1	1.9
Payment of transaction costs incurred by Richmont Mines (note 5)	0.0	(5.9)
Share-based payments related to Richmont Mines transaction (note 5)	0.0	1.3
Other non-cash items	0.5	3.3
Other adjustments for non-cash items	$ 5.5	$ (1.4)